Other Expense, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
OTHER INCOME [Abstract]
OTHER EXPENSE, NET

NOTE 10: OTHER EXPENSE, NET

In February 2017, two self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total of $1,109 to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period. Gain on sale of assets of $1,030 was included in the statement of comprehensive (loss)/income within the caption of “Other (expense)/income, net”.

During the nine month period ended September 30, 2018 and 2017, taxes other-than income taxes of Navios Logistics amounted to $5,117 and $6,885, respectively, and were included in the statements of comprehensive (loss)/income within the caption “Other (expense)/income, net”.

NOTE 21: OTHER INCOME – OTHER EXPENSE

During the years ended December 31, 2017, 2016 and 2015, taxes other-than-income taxes of Navios Logistics amounted to $9,018, $9,740, and $11,976, respectively, and were included in the statements of comprehensive (loss)/income within the caption “Other expense”.

In March 2016, the Company agreed with a charterer for the early redelivery of one of its vessels in exchange for $13,000 in cash and settlement of outstanding claims payable to the charterer amounting to $1,871. The total amount of $14,871 was included in the statement of comprehensive (loss)/income within the caption “Other income”.